Changes in consolidation scope	6 Months Ended
Jun. 30, 2019
Disclosure Of General Information About Financial Statements [Abstract]
Changes in consolidation scope
Changes in consolidation scope

In comparison to the consolidation scope for the year ended December 31, 2018, no new subsidiaries were established or acquired. In the first six months of 2019 the following subsidiaries were dissolved:

GMR Strength LLC
GMR Daphne LLC
GMR Elektra LLC
GMR Agamemnon LLC
Gener8 Tankers 1 Inc.
Gener8 Tankers 2 Inc.
Gener8 Tankers 3 Inc.
Gener8 Tankers 4 Inc.
Gener8 Tankers 5 Inc.
Gener8 Tankers 6 Inc.
Gener8 Tankers 7 Inc.
Gener8 Tankers 8 Inc.
Gener8 Strength Inc.
Gener8 Supreme Inc.
Gener8 Andriotis Inc.
Gener8 Miltiades Inc.
Gener8 Success Inc.
Gener8 Chiotis Inc.
Vision Ltd.
Consul Ltd.